Convertible Preferred Stock and Stockholders' (Deficit) Equity (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Designated, Issued and OutstandingShares of Convertible Preferred Stock by Series

The designated, issued and outstanding shares of convertible preferred stock by series as of December 31, 2012 are as follows (liquidation preference in thousands):

	Shares Designated	Shares Outstanding	Common Stock Equivalents	Liquidation Preference
Series A	406,712	339,863	745,387	$13,209
Series B	3,168,373	1,708,076	1,708,076	36,322

	3,575,085	2,047,939	2,453,463	$49,531

The designated, issued and outstanding shares of convertible preferred stock by series as of December 31, 2013 are as follows (liquidation preference in thousands):

	Shares Designated	Shares Outstanding	Common Stock Equivalents	Liquidation Preference
Series A	404,671	339,863	745,387	$2,987
Series B	1,708,076	1,708,076	1,708,076	15,014
Series C	7,407,062	7,040,026	7,040,026	92,823

	9,519,809	9,087,965	9,493,489	$110,824

Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows in common equivalent shares:

	December 31, 2013	September 30, 2014
Conversion of convertible preferred stock	9,493,489	—
Warrants for the purchase of convertible preferred stock	483,517	—
Warrants for the purchase of common stock	—	142,113
Common stock options issued and outstanding	1,235,705	2,058,910
Common stock options available for future grant	537,993	2,602,675
Common stock reserved for issuance under ESPP	—	380,000

Total common stock reserved for future issuance	11,750,704	5,183,698